Stockholders’ Equity/(Deficit) - Schedule of RSU Activity (Details) - RSU [Member] - $ / shares	1 Months Ended	9 Months Ended
	May 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units, Vested and Outstanding, Beginning Balance		12,271
Weighted Average Exercise Price Per Share, Vested and Outstanding, Beginning Balance		$ 218.6
Restricted Stock Units, Granted	125
Weighted Average Exercise Price Per Share, Granted	$ 3,157.8	$ 3,157.8
Restricted Stock Units, Settled		(140,021)
Weighted Average Exercise Price Per Share, Settled		$ 42
Restricted Stock Units, Forfeited/Canceled/Expired	(105,360)
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired
Restricted Stock Units, Vested and Outstanding, Ending Balance
Weighted Average Exercise Price Per Share, Vested and Outstanding, Ending Balance
2024 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units, Granted		127,750
Weighted Average Exercise Price Per Share, Granted		$ 24.8